Leases (Tables)	6 Months Ended
Jun. 30, 2025
Lessee Disclosure [Abstract]
Schedule of components of lease cost
The components of lease cost were as follows:

	Six Months Ended June 30,
	2024	2025
Operating lease costs	3,522	3,068
Short-term lease costs	212	68
Total	3,734	3,136

The lease cost was allocated as follows:

	Six Months Ended June 30,
	2024	2025
Research and development expenses	1,658	1,549
Selling, general and administrative expenses	2,076	1,587
Total	3,734	3,136
Supplemental cash flow information related to operating leases was as follows:

	Six Months Ended June 30,
	2024	2025
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	2,421	2,386

Right-of-use assets obtained in exchange for lease obligations
Operating leases	243	6

Schedule of operating lease right-of-use assets and the amortization
The operating lease right-of-use assets and the amortization were as follows:

	As of December 31,	As of June 30,
	2024	2025
Operating lease right-of-use assets	25,901	25,514
Less: accumulated amortization	(7,695)	(8,903)
Total	18,206	16,611

	As of December 31,	As of June 30,
	2024	2025
Weighted average remaining lease term (years):
Operating leases	5.59	5.54

Weighted average discount rate:
Operating leases	8.06%	8.31%